Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (36,447)	$ (10,956)
Investing activities
Changes in restricted cash	(21,037)	(6,915)
Additions to newbuildings and vessels	(203,035)	(339,543)
Cash acquired upon purchase of SPCs	0	108,645
Cash acquired upon merger with Former Golden Ocean	0	129,084
Investment in associated companies	(754)	0
Dividends received from associated company	256	88
Refund of newbuilding installments	0	40,148
Purchase of marketable securities	0	(19,873)
Proceeds from sale of marketable securities	125	0
Proceeds from sale of vessels	48,122	16,747
Net cash used in investing activities	(176,323)	(71,619)
Financing activities
Proceeds from long-term debt	142,200	162,350
Repayment of long-term debt	(22,219)	(33,216)
Repayment of capital leases	(3,511)	(1,739)
Debt fees paid	(898)	(3,825)
Net proceeds from share issuance	205,354	0
Net cash provided by financing activities	320,926	123,570
Net change in cash and cash equivalents	108,156	40,995
Cash and cash equivalents at beginning of period	102,617	42,221
Cash and cash equivalents at end of period	$ 210,773	$ 83,216